Note 5 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated depreciation	Net

Land	$2,519	$-	$2,519
Buildings	10,231	4,028	6,203
Vehicles	35,983	26,031	9,952
Furniture and equipment	43,399	29,435	13,964
Computer equipment and software	69,405	48,628	20,777
Leasehold improvements	20,737	16,577	4,160
	$182,274	$124,699	$57,575
	Cost	Accumulated depreciation	Net

Land	$2,524	$-	$2,524
Buildings	10,126	3,724	6,402
Vehicles	32,253	23,564	8,689
Furniture and equipment	39,373	27,322	12,051
Computer equipment and software	62,451	44,605	17,846
Leasehold improvements	17,030	9,339	7,691
	$163,757	$108,554	$55,203